Filed with the U.S. Securities and Exchange Commission on May 24, 2013

1933 Act Registration File No.   33-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	513	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	514	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 501 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 28, 2013, and pursuant to Rule 485(a)(2) would become effective on May 28, 2013.

This Post-Effective Amendment No. 513 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 31, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 513 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 513 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on May 24, 2013.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
Elaine E. Richards
President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 513 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	May 24, 2013
Dorothy A. Berry

Wallace L. Cook*	Trustee	May 24, 2013
Wallace L. Cook

Eric W. Falkeis*	Trustee	May 24, 2013
Eric W. Falkeis

Carl A. Froebel*	Trustee	May 24, 2013
Carl A. Froebel

Steven J. Paggioli*	Trustee	May 24, 2013
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	May 24, 2013
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	May 24, 2013
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		May 24, 2013
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney